Available for Sale Marketable Securities	12 Months Ended
Dec. 31, 2015
Available for Sale Marketable Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2015
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	4,533	-	(6)	4,527
Matures after one year through three years:
Corporate debentures	29,373	1	(222)	29,152
Total	$33,906	$1	$(228)	$33,679

All investments with an unrealized loss as of December 31, 2015 are with continuous unrealized losses for less than 12 months.